Net Loss Per Share of Common Stock (Details 1) - shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Stock options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive excluded from the calculation of diluted loss per common share	3,600,073	1,130,000
Unvested restricted stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive excluded from the calculation of diluted loss per common share	1,543,501	1,050,000
Common shares underlying convertible debt
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive excluded from the calculation of diluted loss per common share	5,000,000	4,000,000
Common shares underlying convertible preferred stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive excluded from the calculation of diluted loss per common share	0	50,335,500
Warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive excluded from the calculation of diluted loss per common share	53,130,750	11,649,500